Subsidiary Preferred Shares - Schedule of Subsidiary Preferred Shares, Minimum Liquidation Preference (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Minimum liquidation preference [Line Items]
Total minimum liquidation preference	$ 8,621	$ 158,189
Entrega
Minimum liquidation preference [Line Items]
Total minimum liquidation preference	2,216	2,216
Follica
Minimum liquidation preference [Line Items]
Total minimum liquidation preference	6,405	6,405
Vedanta Biosciences
Minimum liquidation preference [Line Items]
Total minimum liquidation preference	$ 0	$ 149,568